SHARE OPTIONS - Summary of Stock Option Activity (Details) - 2008 Plan - Share options. - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Options granted
Balance at the beginning of the period (in shares)	3,068,100
Granted (in shares)	80,000	3,000,000
Forfeited (in shares)	(22,800)
Balance at the end of the period (in shares)	3,125,300	3,068,100
Weighted average exercise price per option
Balance at the beginning of the period (in dollars per share)	$ 0.45
Granted (in dollars per share)	0.40	$ 0.40
Forfeited (in dollars per share)	2.65
Balance at the end of the period (in dollars per share)	$ 0.43	$ 0.45